Summary of Significant Accounting Policies (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 segment account	Dec. 31, 2012 segment	Dec. 31, 2013 account
Trust Department Assets
Number of trust/fiduciary accounts	512		530
Total assets of trust/fiduciary accounts	$ 130.5		$ 186.8
Earnings per Share
Number of non-vested stock awards participating securities outstanding (in shares)	78,000
Number of non-vested stock awards outstanding (in shares)	153,000
Equity
Par value of common stock (in dollars per share)	$ 0.01		$ 0.01
Authorized shares of common stock	30,000,000		30,000,000
Preferred stock, shares authorized	10,000,000		10,000,000
Segments
Number of lines of business	3	4
Core deposit intangible | Minimum
Other intangible assets
Amortization period	10 years
Core deposit intangible | Maximum
Other intangible assets
Amortization period	12 years
Customer relationship intangible | Minimum
Other intangible assets
Amortization period	5 years
Customer relationship intangible | Maximum
Other intangible assets
Amortization period	11 years
tax benefit [Member] | Minimum
Other intangible assets
Percent likelihood tax benefit realized on examination	50.00%